American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
April 30, 2025

One Choice 2065 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.4%
Focused Dynamic Growth Fund G Class(2)	95,693	6,392,325
Focused Large Cap Value Fund G Class	1,572,286	16,021,593
Growth Fund G Class	174,020	9,588,503
Heritage Fund G Class	276,756	7,580,358
Large Cap Equity Fund G Class	357,203	17,499,358
Mid Cap Value Fund G Class	575,404	8,803,679
Small Cap Growth Fund G Class	153,360	3,341,724
Small Cap Value Fund G Class	356,039	3,325,403
		72,552,943
International Equity Funds — 26.5%
Emerging Markets Fund G Class	656,237	7,651,721
Global Real Estate Fund G Class	243,995	3,181,688
International Growth Fund G Class	682,942	9,008,005
International Small-Mid Cap Fund G Class	338,116	3,421,736
International Value Fund G Class	475,689	4,676,025
Non-U.S. Intrinsic Value Fund G Class	536,885	5,003,768
		32,942,943
Domestic Fixed Income Funds — 10.9%
Diversified Bond Fund G Class	1,023,794	9,388,194
High Income Fund G Class	273,882	2,333,475
Inflation-Adjusted Bond Fund G Class	173,369	1,868,916
		13,590,585
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	155,936	1,394,068
Global Bond Fund G Class	428,500	3,753,662
		5,147,730
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $117,558,129)		124,234,201
OTHER ASSETS AND LIABILITIES — 0.0%		(50)
TOTAL NET ASSETS — 100.0%		$124,234,151

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$4,845	$1,952	$611	$206	$6,392	96	$71	—
Focused Large Cap Value Fund	12,543	5,762	1,459	(824)	16,022	1,572	(58)	$1,259
Growth Fund	7,295	3,370	502	(574)	9,589	174	6	452
Heritage Fund	5,729	2,922	796	(275)	7,580	277	58	742
Large Cap Equity Fund(4)	13,353	6,443	650	(1,647)	17,499	357	(12)	1,071
Mid Cap Value Fund	6,946	2,865	319	(688)	8,804	575	(19)	647
Small Cap Growth Fund	2,604	1,071	88	(245)	3,342	153	8	33
Small Cap Value Fund	2,663	1,414	139	(614)	3,324	356	8	200
Emerging Markets Fund	5,798	2,316	664	202	7,652	656	(102)	129
Global Real Estate Fund	2,439	818	54	(21)	3,182	244	(6)	88
International Growth Fund	6,870	2,324	394	208	9,008	683	(35)	115
International Small-Mid Cap Fund	2,603	935	20	(96)	3,422	338	(5)	86
International Value Fund	3,536	1,040	305	405	4,676	476	(4)	200
Non-U.S. Intrinsic Value Fund	3,865	1,901	628	(134)	5,004	537	(64)	527
Diversified Bond Fund	7,200	3,352	1,212	48	9,388	1,024	(124)	313
High Income Fund	1,800	588	27	(28)	2,333	274	(3)	112
Inflation-Adjusted Bond Fund	1,426	415	2	30	1,869	173	—	35
Emerging Markets Debt Fund	1,061	323	—	10	1,394	156	—	43
Global Bond Fund	2,874	939	69	10	3,754	429	(11)	106
	$95,450	$40,750	$7,939	$(4,027)	$124,234	8,550	$(292)	$6,158
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.